Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Principal Accounting Policies [Abstract]
Estimated useful lives of property and equipment
Estimated Useful Lives
Computers	3 years
Equipment, furniture and motor vehicles	5 years
Leasehold improvements	Lesser of lease terms or the estimated useful lives of the assets